Shareholders' Equity - Movements in the number of RSUs outstanding (Details)	12 Months Ended
Dec. 31, 2021 EquityInstruments
Shareholders Equity
Number of RSUs, Granted	545,613
Number of RSUs, Forfeited	(9,495)
Number of RSUs, Ending balance	536,118